Note 7 - Balance Sheet Disclosures (Details Textual) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands												1 Months Ended				3 Months Ended		12 Months Ended				48 Months Ended
	Dec. 07, 2022 EUR (€) shares	Dec. 07, 2022 USD ($) shares	Jun. 13, 2022 EUR (€) shares	Jun. 13, 2022 USD ($) shares	May 11, 2022 EUR (€) shares	May 11, 2022 USD ($) shares	May 03, 2022 € / shares shares	Nov. 30, 2021 EUR (€) € / shares shares	Nov. 17, 2021 EUR (€) € / shares shares	Nov. 17, 2021 USD ($) shares	Nov. 08, 2021 € / shares shares	Aug. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€) € / shares shares		Dec. 31, 2022 USD ($)	Mar. 31, 2023 EUR (€) € / shares shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares		Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 29, 2023 € / shares	Nov. 30, 2023 € / shares	Mar. 31, 2023 USD ($) $ / shares	Dec. 07, 2022 USD ($)	May 31, 2022 EUR (€)	May 03, 2022 $ / shares	Dec. 31, 2020 EUR (€)
Statement Line Items [Line Items]
Amortisation, intangible assets other than goodwill																		€ 0	€ 68		€ 34
Depreciation and amortisation, research and development																		26	632		284
Advance payments for assets under construction													€ 16,348						16,348
Lease commitments for short-term leases													150					0	150			€ 0
Expense relating to variable lease payments not included in measurement of lease liabilities																		24	27
Sublease asset, noncurrent																		987				987
Noncurrent security deposit													158,000					50,000	158,000			50,000
Subscribed capital													€ 9,957	[1]				10,840	€ 9,957	[1]		10,840
Par value per share (in EUR per share) | € / shares											€ 0.06
Increase in number of shares outstanding, new issuances (in shares) | shares					10,930,000	10,930,000					25,468,644
Issue of equity					€ 39,346	$ 41,534
Share issue related cost					€ 842
Proceeds from issuing shares									€ 142,334	$ 160,425
Payments for share issue costs									2,825
Increase (decrease) through conversion of convertible instruments, equity																		12,067			9,661
Capital Authorised																					25,200,000
Advances, percent cancellable													17.00%						17.00%
Advances, percent cancellable, year one													31.00%						31.00%
Advances, percent cancellable, year two													9.00%						9.00%
Advances, percent cancellable, year three													5.00%						5.00%
Advances, percent cancellable, year four													39.00%						39.00%
Reversal of accrued interest																		5,172
Convertible debentures, original nominal amount | $																							$ 31,100
Other non-current non-financial liabilities													€ 469	[1]				0	€ 469	[1]		0
Income from government grants																		16	260		71
Total current provisions													2,476	[1]				53,860	2,476	[1]	€ 2,202	53,860
Claims incurred but not reported																												€ 14,200,000
Provision for claim for certain benefits																			287
Provision settlement expense												€ 70
Legal proceedings provision [member]
Statement Line Items [Line Items]
Total current provisions													287					0	287			0
Scion [member]
Statement Line Items [Line Items]
Income from government grants																		16
Services [member]
Statement Line Items [Line Items]
Total current provisions													2,017					€ 1,231	2,017			€ 1,231
Repayment for advance payments received from customers [member]
Statement Line Items [Line Items]
Liabilities repayment percentage																		5.00%				5.00%	5.00%
Yorkville [member]
Statement Line Items [Line Items]
Conversion of loans, number of shares issued (in shares) | shares	275,968	275,968
Convertible debentures, original amount	€ 29,485																										$ 31,100
Increase (decrease) through conversion of convertible instruments, equity	234	$ 250
Increase (decrease) through conversion of convertible instruments, carrying amount, equity	€ 286
B. Riley Securities, Inc [member]
Statement Line Items [Line Items]
Issue of equity | $		$ 135,000
Two investors [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, new issuances (in shares) | shares											68,136
Each investor [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, new issuances (in shares) | shares											0.71
Convertible debentures [member]
Statement Line Items [Line Items]
Conversion of loans, number of shares issued (in shares) | shares																14,625,800	14,625,800
Issue of convertible instruments													234		$ 250	€ 10,099	$ 10,850
Interest payable																€ 135										$ 145
Total borrowings | $																							$ 31,100
Borrowings, interest rate																		4.00%				4.00%	4.00%
Notional amount																		€ 29,485				€ 29,485	$ 31,100
Percentage of upon event of default or triggering event).																		12.00%				12.00%	12.00%
Conversion of debt, conversion price (in dollars per share) | (per share)																							$ 1.75		€ 0.25
Conversion of debt, conversion price, percentage of minimum daily volume-weighted average price																85.00%		96.50%				96.50%	96.50%		85.00%	85.00%
Conversion of debt, conversion price, floor price (in EUR per share) | (per share)																€ 0.25							$ 0.15		€ 0.06	$ 0.006
Conversion of debt, maximum beneficially percentage																		4.99%				4.99%	4.99%
Conversion of debt, minimum conversion amount | $																							$ 2,500
Monthly convertible principal limit, maximum percentage of monthly trading volume																		20.00%				20.00%	20.00%
Monthly convertible principal limit, benchmark | $																							$ 5,000
Convertible debentures [member] | Interest rate on accrued interest [member]
Statement Line Items [Line Items]
Borrowings, interest rate																		12.00%				12.00%	12.00%
Convertible debentures [member] | Payment premium [member]
Statement Line Items [Line Items]
Borrowings, interest rate																		6.00%				6.00%	6.00%
Mandatory convertible notes [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares								€ 0.06
Conversion of loans, number of shares issued (in shares) | shares								737,664
Total borrowings								€ 9,661	9,661																					€ 6,800
Total par value of shares converted from debt recognized in subscribed capital								€ 44
Loan 1 [member]
Statement Line Items [Line Items]
Total borrowings																		€ 1,225				€ 1,225
Borrowings, interest rate																		4.00%				4.00%	4.00%
Subordinated loans [member]
Statement Line Items [Line Items]
Borrowings, interest rate																		6.00%				6.00%	6.00%
Participation rights [member]
Statement Line Items [Line Items]
Total borrowings									€ 9,617
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | (per share)							€ 0.06		€ 0.06												€ 0.06			€ 0.01					$ 4
Increase in number of shares outstanding, new issuances (in shares) | shares							10,000,000		10,000,000	10,000,000
Number of shares authorised (in shares) | shares																					320,000,000
Shares issued, price per share1 (in EUR per share) | € / shares									€ 15
Increase in number of shares outstanding, conversion of convertible securities (in shares) | shares									737,664	737,664
Ordinary shares [member] | Berenberg [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, new issuances (in shares) | shares			8,748,433	8,748,433
Issuance of equity, period (Month)			24 months	24 months
Percentage of trading volume			20.00%	20.00%
Proceeds from issuing shares			€ 17,254	$ 17,460
Payments for share issue costs			€ 771
Ordinary shares [member] | Underwriters [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares									€ 0.06
Increase in number of shares outstanding, new issuances (in shares) | shares									1,500,000	1,500,000
Shares issued, price per share1 (in EUR per share) | € / shares									€ 13.95
High-voting shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares																					€ 1.5			€ 0.25
Number of shares authorised (in shares) | shares																					4,000,000
Subscribed capital [member]
Statement Line Items [Line Items]
Subscribed capital													€ 9,957					€ 10,840	€ 9,957			€ 10,840
Total number of shares issued (in shares) | shares													93,946,073					108,667,115	93,946,073			108,667,115	108,667,115
Subscribed capital [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares													€ 0.06					€ 0.06	€ 0.06			€ 0.06
Subscribed capital [member] | High-voting shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares													€ 1.5					€ 1.5	€ 1.5			€ 1.5
Bottom of range [member] | Convertible debentures [member]
Statement Line Items [Line Items]
Conversion of debt, conversion price, percentage of minimum daily volume-weighted average price																20.00%										20.00%
Bottom of range [member] | Subordinated loans [member]
Statement Line Items [Line Items]
Loan term (Year)																						1 year
Top of range [member] | Subordinated loans [member]
Statement Line Items [Line Items]
Loan term (Year)																						4 years
Top of range [member] | Ordinary shares [member] | Berenberg [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, new issuances (in shares) | shares			150,000	150,000
Research and development [member]
Statement Line Items [Line Items]
Depreciation and amortisation, research and development																		€ 0	€ 44
Selling and distribution costs [member]
Statement Line Items [Line Items]
Depreciation and amortisation, selling and distributions expense																		0	6
General and administrative expenses [member]
Statement Line Items [Line Items]
Depreciation and amortisation, general and administrative																		€ 0	18
Buildings [member] | Bottom of range [member]
Statement Line Items [Line Items]
Remaining lease terms (Year)																		4 years
Buildings [member] | Top of range [member]
Statement Line Items [Line Items]
Remaining lease terms (Year)																		8 years
Cars [member] | Bottom of range [member]
Statement Line Items [Line Items]
Remaining lease terms (Year)																		2 years
Cars [member] | Top of range [member]
Statement Line Items [Line Items]
Remaining lease terms (Year)																		3 years
Property, plant and equipment [member]
Statement Line Items [Line Items]
Prepayments													€ 9,241					€ 0	9,241			€ 0
Property, plant and equipment [member] | Scion [member]
Statement Line Items [Line Items]
Prepayments																		9,241				9,241
Development services [member]
Statement Line Items [Line Items]
Prepayments													4,019					0	4,019			0
Development services [member] | Scion [member]
Statement Line Items [Line Items]
Prepayments																		4,019				4,019
Scion [member]
Statement Line Items [Line Items]
Prepayments																		14,962				€ 14,962
Refunded prepayments																		€ 1,702
Reclaimable VAT taxes [member]
Statement Line Items [Line Items]
VAT and other taxes													€ 3,098						€ 3,098

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.